COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum payments, operating leases:
Sublease income	$ 2,213	$ 1,076	$ 703
Company Offices Worldwide [Member]
Future minimum payments, operating leases:
Lease expense	4,123	4,118	5,419
Company Offices Worldwide [Member] | Minimum Lease Payments [Member]
Future minimum payments, operating leases:
2019	5,102
2020	5,985
2021	5,768
2022	5,062
2023	4,681
Thereafter	9,922
Total	36,520
Company Offices Worldwide [Member] | Minimum Sublease Rentals [Member]
Future minimum payments, operating leases:
2019	3,248
2020	2,940
2021	2,880
2022	2,325
2023	1,987
Thereafter	2,153
Total	15,533
Company Offices Worldwide [Member] | Net future minimum lease commitment [Member]
Future minimum payments, operating leases:
2019	1,854
2020	3,045
2021	2,888
2022	2,737
2023	2,694
Thereafter	7,769
Total	20,987
Vehicles [Member]
Future minimum payments, operating leases:
Lease expense	$ 343	$ 493	$ 790